UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number:    11

       This Amendment (Check only one.): [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois 60035

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138

Signature, Place, and Date of Signing:

 /s/  David S. Richter        Chicago, Illinois          November 14, 2002
------------------------     ----------------------     -----------------
     [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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


                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                               3
                                                             ----------
Form 13F Information Table Entry Total:                          32
                                                             ----------
Form 13F Information Table Value Total:                    $ 61,957
                                                           ------------
                                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number         Name

        1       28-05461                     Clincher Capital Corporation
        ------------------------------------------------------------------------
        2       28-05463                     David  S. Richter
        ------------------------------------------------------------------------
        3       28-10090                     Waveland Capital Management, LLC
        ------------------------------------------------------------------------


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

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION     COM        00130H105      377        150,000    SH                   DEFINED      1, 2, 3    150,000
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD          ORD        G02602103      448         70,000    SH                   DEFINED      1, 2, 3     70,000
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS        CL A       09688T106    7,605        745,600    SH                   DEFINED      1, 2, 3    745,600
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP          COM        125509109    5,660         80,000    SH                   DEFINED      1, 2, 3     80,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS            COM        17453B101    2,378        350,700    SH                   DEFINED      1, 2, 3    350,700
COMMUNICATIONS
COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE            COM        205862402      699        100,000    SH                   DEFINED      1, 2, 3    100,000
TECHNOLOGY INC     (PAR $.10)
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP    ORD        L20708100      456        119,597    SH                   DEFINED      1, 2, 3    119,597
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR            CL A       278762109      692         40,000    SH                   DEFINED      1, 2, 3     40,000
COMMUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES,   COM        267475101    3,784        413,100    SH                   DEFINED      1, 2, 3    413,100
INC.
-----------------------------------------------------------------------------------------------------------------------------------
VISX, INC.          COM        92844S105      226         24,500    SH                   DEFINED      1, 2, 3     24,500
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP            COM        302491303    1,807         70,000    SH                   DEFINED      1, 2, 3     70,000
                    NEW
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE    COM        36866W106    2,356        935,000    SH                   DEFINED      1, 2, 3    935,000
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND           UT LTD     422357103       88         14,251    SH                   DEFINED      1, 2, 3     14,251
PARTNERS            PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA    COM        45840J107    4,653        379,800    SH                   DEFINED      1, 2, 3    379,800
CORP
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP            COM        448947101    1,236         75,800    SH                   DEFINED      1, 2, 3     75,800
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B    CL B       448947309    1,545        100,800    SH                   DEFINED      1, 2, 3    100,800
SHARES
-----------------------------------------------------------------------------------------------------------------------------------
IHOP CORP           COM        449623107    2,246         93,200    SH                   DEFINED      1, 2, 3     93,200
-----------------------------------------------------------------------------------------------------------------------------------

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

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn      Put/Call   Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers
-----------------------------------------------------------------------------------------------------------------------------------

JOY GLOBAL INC      COM        481165108      856        103,100    SH                   DEFINED      1, 2, 3    103,100
---------------------------------------------------------------------------------------------------------------------
LAKES ENTERTAINMENT COM        51206P109    3,096        555,900    SH                   DEFINED      1, 2, 3    555,900
INC.
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.        COM        577081102    3,332        185,000    SH                   DEFINED      1, 2, 3    185,000
------------------------------------------------------------------------------------------------------------------------
MARTHA STEWART      CL A       573083102      700        100,000    SH                   DEFINED      1, 2, 3    100,000
LIVING
-----------------------------------------------------------------------------------------------------------------------------------
MAXXAM GROUP,       COM        577913106    1,090        147,300    SH                   DEFINED      1, 2, 3    147,300
INC.
-----------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP,   COM        553769100    1,225        133,000    SH                   DEFINED      1,2,3      133,000
INC.
-----------------------------------------------------------------------------------------------------------------------------------
NATUZZI S.P.A.      ADR        63905A101      284         26,000    SH                   DEFINED      1, 2, 3     26,000
-----------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC      COM        64116M108    1,823        312,200    SH                   DEFINED      1, 2, 3    312,200
-----------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID,  COM        651229106    2,778         90,000    SH                   DEFINED      1, 2, 3     90,000
IMC.
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC          COM        670006105    2,479      1,180,400    SH                   DEFINED      1, 2, 3  1,180,400
-----------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODUCTS,   COM        72813P100    2,316        272,200    SH                   DEFINED      1,2,3      272,200
IMC.
-----------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST      CL A NON   755267101    3,287        210,000    SH                   DEFINED      1, 2, 3    210,000
ASSN                VTG
-----------------------------------------------------------------------------------------------------------------------------------
STILWELL FINANCIAL  COM        860831106    1,207        100,000    SH                   DEFINED      1, 2, 3    100,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
THE TOPPS COMPANY   COM        890786106      968        112,292    SH                   DEFINED      1, 2, 3    112,292
-----------------------------------------------------------------------------------------------------------------------------------
THE WET SEAL, INC.  CL A       961840105      260         26,000    SH                   DEFINED      1,2,3       26,000
-----------------------------------------------------------------------------------------------------------------------------------



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